Stock-Based Compensation (Details Textual) - USD ($)		2 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	9 Months Ended
	Jul. 13, 2018	Dec. 31, 2017	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Jun. 30, 2018	Mar. 31, 2019
Stock-Based Compensation (Textual)
Weighted-average grant-date fair value of options granted			$ 0.70			$ 0.70	$ 0.70
Sharebased compensation cost related to unrecognized nonvested options						$ 582,000
Recognized expense			$ 152,372		$ 18,640	180,802	$ 454,339
Consulting services						102,084
Unrecognized compensation cost						306,000
Restricted shares value related to nonqualified stock options						$ 78,718
Shares of restricted common stock, shares
Unrendered services [Member]
Stock-Based Compensation (Textual)
Recognized over a weighted-average period							6 months
Unrecognized compensation cost			122,500				$ 122,500
Nonvested options [Member]
Stock-Based Compensation (Textual)
Sharebased compensation cost related to unrecognized nonvested options			412,508				$ 412,508
Recognized over a weighted-average period							1 year 2 months 30 days
Equity Incentive Plan [Member]
Stock-Based Compensation (Textual)
Common stock granted						2,529,000	2,529,000
Common stock shares subject to options						947,917
Recognized over a weighted-average period						1 year 2 months 30 days
Consulting services			61,250				$ 183,750
Unrecognized compensation cost			$ 91,121				91,121
Shares of restricted common stock, shares	340,278
Shares of restricted common stock, value							183,750
Related to stock options							$ 270,588
2018 Equity Incentive Plan [Member]
Stock-Based Compensation (Textual)
Recognized over a weighted-average period						1 year 9 months